Goodwill - Summary of Weighted Average Cost of Capital (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Colombia [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	9.00%	10.00%
South Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	10.00%	11.00%
Rest of Asia Pacific [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	8.00%	8.00%
United States [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	7.00%	7.00%